INVENTORIES	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:INVENTORIES

	December 31,	June 30,
	2019	2020

Raw materials	$18,211	$21,422
Work in progress	349	468
Finished products	43,572	31,703

	$62,132	$53,593

During the six-month ended June 30, 2019 and 2020 the Company recorded inventory write-offs for excess inventory and slow-moving inventory in a total amount of $1,112 and $1,360, respectively that have been included in cost of revenues.